Accounts Receivable Disclosure: Schedule of Accounts Receivable (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Details
Due from customers	$ 182,663	$ 182,662	$ 37,362
Allowance for bad debts	(10,967)	(10,967)
Accounts receivable, net	$ 171,696	$ 171,696	$ 37,362